Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Schedule of related party transactions

Revenue from Related Parties

	Years Ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
One-time commissions
Funds managed by Jupai Group	521,493,884	58,676,277	58,159,887	8,913,392
Investees of shareholder of the Company	2,821,409	2,047,634	236,589	36,259
Total one-time commissions	524,315,293	60,723,911	58,396,476	8,949,651
Recurring management fee
Funds managed by Jupai Group	436,947,202	340,732,359	98,405,095	15,081,241
Total recurring management fee	436,947,202	340,732,359	98,405,095	15,081,241
Recurring service fee
Funds managed by Jupai Group	1,256,411	1,433,629	20,223,856	3,099,442
Total recurring service fee	1,256,411	1,433,629	20,223,856	3,099,442
Other service fee
Funds managed by Jupai Group	28,301,887	—	—	—
Total other service fee	28,301,887	—	—	—
Total revenue from related parties	990,820,793	402,889,899	177,025,427	27,130,334

Amounts due from Related Parties

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Service fee receivable	101,122,751	26,149,345	4,007,562
Loan to related parties	200,000,000	200,000,000	30,651,341
Loan to noncontrolling interest shareholder	23,187,995	23,187,995	3,553,716
Total amounts due from related parties	324,310,746	249,337,340	38,212,619

Deferred Revenue from Related Parties

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Funds managed by Jupai Group	46,971,804	21,789,907	3,339,449
Total deferred revenue	46,971,804	21,789,907	3,339,449

Amounts due to Related Parties

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Funds managed by Jupai Group	17,439,664	14,625,680	2,241,484
Investees of shareholder of the Company	2,000,000	2,000,000	306,513
Total amounts due to related parties	19,439,664	16,625,680	2,547,997